COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	36.COMMITMENTS AND CONTINGENCIES As of December 31, 2025, the Company has commitments amounting to €13 thousand (December 31, 2024: €0 thousand) to acquire items of property, plant & equipment.